Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Entity Central Index Key	0000828475
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000041105 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class Z
Trading Symbol	DZNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class Z shares returned 3.33%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.25% for the same period.
What affected the Fund’s performance?
  The municipal bond market was volatile in 2025, with modest full-year gains driven primarily by income generation. Second-half returns did not fully offset earlier price erosion.
  The Fund’s relative performance benefited primarily from the outperformance of New Jersey tax-exempt bonds versus the broader market, while an overweight to revenue bonds provided additional support.
  The Fund’s modestly longer-duration position relative to the Index detracted most significantly from relative performance, particularly during the early part of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class Z	3.33%	0.64%	2.20%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 286,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,336,513
Investment Company Portfolio Turnover	19.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$286	110	$1,336,513	19.94%

Holdings [Text Block]	Portfolio Holdings (as of 12/31/25 ) Sector Allocation (Based on Net Assets)
C000130454 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class Y
Trading Symbol	DNJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class Y shares returned 3.59%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.25% for the same period.
What affected the Fund’s performance?
  The municipal bond market was volatile in 2025, with modest full-year gains driven primarily by income generation. Second-half returns did not fully offset earlier price erosion.
  The Fund’s relative performance benefited primarily from the outperformance of New Jersey tax-exempt bonds versus the broader market, while an overweight to revenue bonds provided additional support.
  The Fund’s modestly longer-duration position relative to the Index detracted most significantly from relative performance, particularly during the early part of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class Y	3.59%	0.77%	2.32%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 286,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,336,513
Investment Company Portfolio Turnover	19.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$286	110	$1,336,513	19.94%

Holdings [Text Block]	Portfolio Holdings (as of 12/31/25 ) Sector Allocation (Based on Net Assets)
C000073401 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class I
Trading Symbol	DNMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$61	0.60%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 61	[1]
Expense Ratio, Percent	0.60%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class I shares returned 3.30%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.25% for the same period.
What affected the Fund’s performance?
  The municipal bond market was volatile in 2025, with modest full-year gains driven primarily by income generation. Second-half returns did not fully offset earlier price erosion.
  The Fund’s relative performance benefited primarily from the outperformance of New Jersey tax-exempt bonds versus the broader market, while an overweight to revenue bonds provided additional support.
  The Fund’s modestly longer-duration position relative to the Index detracted most significantly from relative performance, particularly during the early part of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class I	3.30%	0.69%	2.23%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 286,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,336,513
Investment Company Portfolio Turnover	19.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$286	110	$1,336,513	19.94%

Holdings [Text Block]	Portfolio Holdings (as of 12/31/25 ) Sector Allocation (Based on Net Assets)
C000000136 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class C
Trading Symbol	DCNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$162	1.60%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 162	[2]
Expense Ratio, Percent	1.60%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class C shares returned 2.37%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.25% for the same period.
What affected the Fund’s performance?
  The municipal bond market was volatile in 2025, with modest full-year gains driven primarily by income generation. Second-half returns did not fully offset earlier price erosion.
  The Fund’s relative performance benefited primarily from the outperformance of New Jersey tax-exempt bonds versus the broader market, while an overweight to revenue bonds provided additional support.
  The Fund’s modestly longer-duration position relative to the Index detracted most significantly from relative performance, particularly during the early part of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 12/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	1.37%	*	-0.32%	1.22%
without Deferred Sales Charge	2.37%		-0.32%	1.22%
Bloomberg U.S. Municipal Bond Index	4.25%		0.80%	2.34%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 286,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,336,513
Investment Company Portfolio Turnover	19.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$286	110	$1,336,513	19.94%

Holdings [Text Block]	Portfolio Holdings (as of 12/31/25 ) Sector Allocation (Based on Net Assets)
C000000134 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon New Jersey Municipal Bond Fund, Inc.
Class Name	Class A
Trading Symbol	DRNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class A shares returned 3.07%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.25% for the same period.
What affected the Fund’s performance?
  The municipal bond market was volatile in 2025, with modest full-year gains driven primarily by income generation. Second-half returns did not fully offset earlier price erosion.
  The Fund’s relative performance benefited primarily from the outperformance of New Jersey tax-exempt bonds versus the broader market, while an overweight to revenue bonds provided additional support.
  The Fund’s modestly longer-duration position relative to the Index detracted most significantly from relative performance, particularly during the early part of the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 12/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-1.62%	-0.48%	1.52%
without Sales Charge	3.07%	0.44%	1.99%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 286,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,336,513
Investment Company Portfolio Turnover	19.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$286	110	$1,336,513	19.94%

Holdings [Text Block]	Portfolio Holdings (as of 12/31/25 ) Sector Allocation (Based on Net Assets)

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.